Cover	Apr. 26, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 26, 2021
Entity File Number	001-730430
Entity Registrant Name	Kiniksa Pharmaceuticals, Ltd.
Entity Central Index Key	0001730430
Entity Tax Identification Number	98-1327726
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	Clarendon House
Entity Address, Address Line Two	2 Church Street
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM11
City Area Code	808
Local Phone Number	451-3453
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Shares $0.000273235 par value
Trading Symbol	KNSA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false